Debt and Other Long Term Liabilities (Narratives) (Details) $ in Thousands		2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 04, 2016	Feb. 13, 2017	Mar. 31, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 01, 2016 USD ($)	Mar. 01, 2016 USD ($)
Senior Credit Facility Details
Credit Agreement Consolidated Leverage Ratio		400.00%	350.00%
Credit Agreement Consolidated Leverage Covenant			4.6
Debt Instrument Restrictive Covenants Present Value Ratio	1.5				0.9
Ultra Resources Inc Senior Notes
Senior Notes Ultra Resources Inc				$ 1,460,000	$ 1,460,000
Senior Notes Consolidated Leverage Ratio			350.00%
Senior Notes Consolidated Leverage Covenant			4.6
Ultra Petroleum Corp Senior Notes
Senior Notes Ultra Petroleum Corp Due 2024				$ 850,000	850,000
Senior Notes Ultra Petroleum Corp Due 2024 Interest Rate				6.125%
Senior Notes Ultra Petroleum Corp Due 2018				$ 450,000	$ 450,000
Senior Notes Ultra Petroleum Corp Due 2018 Interest Rate				5.75%
Maturities Schedule
Interest payment due Senior Notes Ultra Resources Inc							$ 40,000
Principal payment due Senior Notes Ultra Resources Inc							$ 62,000
Interest payment due Senior Notes Ultra PetroleumCorp Due 2024						$ 26,000